Average Annual Total Returns - Institutional - Vanguard Institutional Index Fund	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares 10 Years	Institutional Shares Return After Taxes on Distributions 1 Year	Institutional Shares Return After Taxes on Distributions 5 Years	Institutional Shares Return After Taxes on Distributions 10 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Institutional Plus Shares 1 Year	Institutional Plus Shares 5 Years	Institutional Plus Shares 10 Years	Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	18.39%	15.19%	13.86%	17.37%	14.46%	13.25%	11.38%	12.06%	11.49%	18.41%	15.21%	13.88%	18.40%	15.22%	13.88%	20.79%	15.36%	13.74%